Stockholders' Equity - Fair Value of ESPP Shares (Details) - $ / shares	3 Months Ended			9 Months Ended			12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2023		Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%		0.00%	0.00%		0.00%	0.00%	0.00%
Volatility	100.31%		95.93%	98.93%		95.43%	95.53%	95.65%
Risk-free interest rate	4.66%		3.97%	4.12%		3.21%	3.32%	1.30%
Expected life of options	6 years		6 years	6 years		6 years	6 years	5 years 9 months
Weighted average grant date fair value	$ 1.16		$ 1.23	$ 1.38		$ 1.96	$ 1.83	$ 4.73
ESPP Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	[1]	0.00%	0.00%	[1]	0.00%	0.00%	0.00%
Volatility	0.00%	[1]	0.00%	0.00%	[1]	86.58%	86.58%	0.00%
Risk-free interest rate	0.00%	[1]	0.00%	0.00%	[1]	3.34%	3.34%	0.00%
Expected life of options						6 months	6 months
Weighted average grant date fair value	$ 0	[1]	$ 0	$ 0	[1]	$ 0.82	$ 0.82	$ 0

[1]	There were no participants in the 2016 ESPP or the 2023 ESPP for the purchase periods beginning September 1, 2022, March 1, 2023 or September 1, 2023.